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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08413

Evergreen Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for seven of its series, Evergreen Balanced Fund, Evergreen Growth Fund, Evergreen Large Cap Equity Fund, Evergreen Large Company Growth Fund, Evergreen Mid Cap Growth Fund, Evergreen Omega Fund and Evergreen Small-Mid Growth Fund, for the quarter ended June 30, 2007. Evergreen Balanced Fund has a March 31 fiscal year end. All other funds in this filing have a September 30 fiscal year end.

Date of reporting period: June 30, 2007

Item 1 – Schedule of Investments

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS

June 30, 2007 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.0%
FIXED-RATE 0.0%
FNMA:
5.64%, 12/01/2016	$1,223	$1,204
5.66%, 11/01/2016	814	802
6.13%, 09/01/2008	2,373	2,375
6.35%, 05/01/2011	2,013	2,020
6.40%, 06/01/2009	5,425	5,473

		11,874

FLOATING-RATE 0.0%
FNMA:
6.08%, 08/01/2016	4,202	4,329
7.24%, 12/01/2010	42,957	45,053

		49,382

Total Agency Commercial Mortgage-Backed Securities (cost $68,568)		61,256

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 0.0%
FIXED-RATE 0.0%
FHLMC:
4.50%, 04/01/2035	15,492	14,105
6.50%, 07/01/2031	42	43
FNMA, 5.00%, 01/01/2021	152,941	148,393

Total Agency Mortgage-Backed Pass Through Securities (cost $163,017)		162,541

ASSET-BACKED SECURITIES 0.1%
Long Beach Asset Holdings Corp., Ser. 2006-2, Class N2, 7.63%, 04/25/2046 144A	1,000,000	975,390
Telos CLO, Ltd., Ser. 2006-1A, Class E, FRN, 9.63%, 10/11/2021 144A 1	1,000,000	1,005,000

Total Asset-Backed Securities (cost $1,997,506)		1,980,390

COMMERCIAL MORTGAGE-BACKED SECURITIES 0.3%
FIXED-RATE 0.3%
GS Mtge. Securities Corp., Ser. 2007-NIM1, Class N2, 8.00%, 08/25/2046 144A	2,000,000	1,982,820
Structured Adjustable Rate Mtge. Loan Pass-Through Cert., Ser. 2005-9, Class B8, 6.82%, 05/25/2035	1,835,317	1,785,690

Total Commercial Mortgage-Backed Securities (cost $3,763,383)		3,768,510

CORPORATE BONDS 11.6%
CONSUMER DISCRETIONARY 0.1%
Auto Components 0.0%
ArvinMeritor, Inc., 6.80%, 02/15/2009	5,000	4,913
Goodyear Tire & Rubber Co., 11.00%, 03/01/2011	25,000	27,281
Metaldyne Corp., 11.00%, 06/15/2012	53,000	54,325

		86,519

Diversified Consumer Services 0.0%
Service Corporation International, 6.75%, 04/01/2015 144A	20,000	19,375

Household Durables 0.0%
Hovnanian Enterprises, Inc., 6.50%, 01/15/2014	50,000	44,500

Media 0.1%
CSC Holdings, Inc., 7.625%, 04/01/2011	130,000	129,675
Lamar Media Corp., 6.625%, 08/15/2015	125,000	119,063
Mediacom Broadband, LLC, 8.50%, 10/15/2015 144A	150,000	151,500
Mediacom Communications Corp., 9.50%, 01/15/2013	250,000	255,312
PRIMEDIA, Inc., 8.875%, 05/15/2011	20,000	20,650
R.H. Donnelley Corp., 10.875%, 12/15/2012	250,000	267,187
Sirius Satellite Radio, Inc., 9.625%, 08/01/2013	35,000	34,475

		977,862

1

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Multi-line Retail 0.0%
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	$100,000	$107,500

Specialty Retail 0.0%
Payless ShoeSource, Inc., 8.25%, 08/01/2013	100,000	102,250

Textiles, Apparel & Luxury Goods 0.0%
Oxford Industries, Inc., 8.875%, 06/01/2011	100,000	103,750
Warnaco Group, Inc., 8.875%, 06/15/2013	125,000	132,500

		236,250

CONSUMER STAPLES 0.2%
Food & Staples Retailing 0.1%
Alimentation Couche-Tard, Inc., 7.50%, 12/15/2013	250,000	253,125
Ingles Markets, Inc., 8.875%, 12/01/2011	250,000	259,375
Rite Aid Corp., 8.125%, 05/01/2010	250,000	254,062
SUPERVALU, Inc., 7.50%, 11/15/2014	200,000	206,000

		972,562

Household Products 0.1%
Church & Dwight Co., 6.00%, 12/15/2012	965,000	930,019

Personal Products 0.0%
Central Garden & Pet Co., 9.125%, 02/01/2013	250,000	258,750

ENERGY 1.5%
Energy Equipment & Services 0.7%
Bristow Group, Inc.:
6.125%, 06/15/2013	250,000	236,875
7.50%, 09/15/2017 144A	7,785,000	7,843,388
Parker Drilling Co., 9.625%, 10/01/2013	60,000	64,350
PHI, Inc., 7.125%, 04/15/2013	100,000	96,000

		8,240,613

Oil, Gas & Consumable Fuels 0.8%
Chesapeake Energy Corp., 6.875%, 01/15/2016	125,000	122,812
Cimarex Energy Co., 7.125%, 05/01/2017	15,000	14,700
Ferrellgas Partners, LP, 6.75%, 05/01/2014	250,000	238,125
Forest Oil Corp., 7.75%, 05/01/2014	250,000	253,750
Frontier Oil Corp., 6.625%, 10/01/2011	125,000	122,500
Peabody Energy Corp.:
5.875%, 04/15/2016	9,291,000	8,733,540
6.875%, 03/15/2013	170,000	170,000
Sabine Pass LNG, LP, 7.25%, 11/30/2013 144A	160,000	159,200
Targa Resources, Inc., 8.50%, 11/01/2013 144A	250,000	255,000
Tesoro Corp., Ser. B, 6.625%, 11/01/2015	125,000	124,375
Williams Cos., 7.125%, 09/01/2011	125,000	128,750
Williams Partners, LP, 7.25%, 02/01/2017	150,000	151,500

		10,474,252

FINANCIALS 0.9%
Consumer Finance 0.1%
Ashtead Capital, Inc., 9.00%, 08/15/2016 144A	94,000	98,935
Ford Motor Credit Co.:
5.70%, 01/15/2010	250,000	238,975
7.375%, 10/28/2009	100,000	99,317
General Motors Acceptance Corp., LLC:
5.625%, 05/15/2009	150,000	146,724
6.875%, 09/15/2011	70,000	68,917
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	250,000	226,250

		879,118

2

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Diversified Financial Services 0.0%
Arch Western Finance, LLC, 6.75%, 07/01/2013	$125,000	$120,625

Insurance 0.0%
Crum & Forster Holdings Corp., 7.75%, 05/01/2017 144A	70,000	68,775

Real Estate Investment Trusts 0.8%
Omega Healthcare Investors, Inc., 7.00%, 01/15/2016	50,000	50,000
Saul Centers, Inc., 7.50%, 03/01/2014	10,600,000	10,692,750
Thornburg Mortgage, Inc., 8.00%, 05/15/2013	165,000	166,238

		10,908,988

HEALTH CARE 0.1%
Health Care Equipment & Supplies 0.0%
Universal Hospital Services, Inc.:
8.50%, 06/01/2015 144A	19,000	18,905
FRN, 8.76%, 06/01/2015 144A	13,000	13,065

		31,970

Health Care Providers & Services 0.1%
Community Health Systems, Inc., 6.50%, 12/15/2012	25,000	26,093
HCA, Inc., 9.25%, 11/15/2016 144A	240,000	256,200
Omnicare, Inc., 6.125%, 06/01/2013	250,000	234,062
Triad Hospitals, Inc., 7.00%, 11/15/2013	200,000	210,740

		727,095

INDUSTRIALS 4.7%
Aerospace & Defense 0.0%
DRS Technologies, Inc.:
6.625%, 02/01/2016	60,000	58,200
7.625%, 02/01/2018	25,000	25,375
Hawker Beechcraft Acquisition Corp.:
8.50%, 04/01/2015 144A	15,000	15,525
9.75%, 04/01/2017 144A	10,000	10,475
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	70,000	65,275
6.375%, 10/15/2015	310,000	294,500

		469,350

Commercial Services & Supplies 0.1%
Allied Waste North America, Inc., 6.375%, 04/15/2011	100,000	97,750
Browning-Ferris Industries, Inc., 9.25%, 05/01/2021	35,000	37,450
Corrections Corporation of America, 6.25%, 03/15/2013	250,000	241,250
Geo Group, Inc., 8.25%, 07/15/2013	155,000	160,619
Mobile Mini, Inc., 6.875%, 05/01/2015 144A	25,000	24,375

		561,444

Electrical Equipment 2.8%
Baldor Electric Co., 8.625%, 02/15/2017	21,700,000	23,056,250
General Cable Corp., 7.125%, 04/01/2017 144A	12,250,000	12,188,750

		35,245,000

Machinery 1.8%
Actuant Corp., 6.875%, 06/15/2017 144A	22,353,000	22,241,235
Manitowoc Co., 7.125%, 11/01/2013	75,000	75,562
Terex Corp., 7.375%, 01/15/2014	150,000	150,750

		22,467,547

Road & Rail 0.0%
Avis Budget Car Rental, LLC, 7.625%, 05/15/2014	195,000	197,925

3

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INFORMATION TECHNOLOGY 1.3%
Electronic Equipment & Instruments 0.2%
Itron, Inc., 7.75%, 05/15/2012	$2,021,000	$2,041,291

IT Services 0.2%
Iron Mountain, Inc.:
6.625%, 01/01/2016	2,740,000	2,527,650
8.625%, 04/01/2013	100,000	100,750
SunGard Data Systems, Inc., 4.875%, 01/15/2014	250,000	221,250
Unisys Corp., 8.00%, 10/15/2012	195,000	190,613

		3,040,263

Semiconductors & Semiconductor Equipment 0.9%
Freescale Semiconductor, Inc., 8.875%, 12/15/2014 144A	12,250,000	11,760,000

MATERIALS 1.6%
Chemicals 0.1%
ARCO Chemical Co., 9.80%, 02/01/2020	35,000	37,800
Equistar Chemicals, LP, 10.625%, 05/01/2011	57,000	60,278
Lyondell Chemical Co.:
6.875%, 06/15/2017	100,000	97,000
10.50%, 06/01/2013	100,000	108,375
MacDermid, Inc., 9.50%, 04/15/2017 144A	50,000	50,500
Millenium America, Inc., 7.625%, 11/15/2026	25,000	24,250
Momentive Performance Materials, Inc., 9.75%, 12/01/2014 144A	60,000	60,900
Mosaic Co., 7.625%, 12/01/2016 144A	80,000	82,200
Tronox Worldwide, LLC, 9.50%, 12/01/2012	250,000	261,875
Westlake Chemical Corp., 6.625%, 01/15/2016	70,000	66,675

		849,853

Containers & Packaging 1.5%
Berry Plastics Holding Corp., 8.875%, 09/15/2014	50,000	50,875
Crown Americas, Inc., 7.75%, 11/15/2015	18,925,000	19,114,250
Graphic Packaging International, Inc., 9.50%, 08/15/2013	30,000	31,312

		19,196,437

Metals & Mining 0.0%
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 04/01/2015	70,000	74,025
8.375%, 04/01/2017	75,000	80,250

		154,275

Paper & Forest Products 0.0%
Boise Cascade, LLC, 7.125%, 10/15/2014	50,000	47,750
Bowater, Inc., 6.50%, 06/15/2013	60,000	52,425
Buckeye Technologies, Inc., 8.50%, 10/01/2013	100,000	102,750
P.H. Glatfelter, 7.125%, 05/01/2016	75,000	75,000
Verso Paper Holdings, LLC, 9.125%, 08/01/2014 144A	100,000	103,750

		381,675

TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.1%
Citizens Communications Co., 7.875%, 01/15/2027	250,000	244,375
Embarq Corp., 7.08%, 06/01/2016	250,000	251,812
Qwest Communications International, Inc.:
6.50%, 06/01/2017 144A	90,000	86,175
7.875%, 09/01/2011	100,000	104,750

		687,112

Wireless Telecommunication Services 0.0%
Rural Cellular Corp., 8.25%, 03/15/2012	250,000	256,875

4

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES 1.1%
Electric Utilities 1.0%
Allegheny Energy Supply Co., 8.25%, 04/15/2012 144A	$85,000	$90,950
Aquila, Inc., 14.875%, 07/01/2012	150,000	191,250
CMS Energy Corp., 8.50%, 04/15/2011	10,000	10,686
Edison Mission Energy:
7.00%, 05/15/2017 144A	20,000	18,950
7.20%, 05/15/2019 144A	45,000	42,525
Mirant North America, LLC, 7.375%, 12/31/2013	100,000	102,750
NRG Energy, Inc., 7.25%, 02/01/2014	250,000	251,250
Orion Power Holdings, Inc., 12.00%, 05/01/2010	55,000	62,425
Reliant Energy, Inc.:
6.75%, 12/15/2014	100,000	102,500
7.625%, 06/15/2014 ρ	12,560,000	12,308,800

		13,182,086

Gas Utilities 0.0%
SEMCO Energy, Inc., 7.75%, 05/15/2013	150,000	153,090

Independent Power Producers & Energy Traders 0.1%
AES Corp., 7.75%, 03/01/2014	125,000	125,937
Dynegy, Inc.:
7.50%, 06/01/2015 144A	55,000	52,044
8.375%, 05/01/2016	125,000	122,813
Tenaska, Inc., 7.00%, 06/30/2021 144A	237,987	244,705

		545,499

Total Corporate Bonds (cost $147,660,547)		146,376,745

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 0.3%
FINANCIALS 0.3%
Thrifts & Mortgage Finance 0.3%
Nykredit, 5.00%, 10/01/2035 DKK	11,308,835	1,969,464
Realkredit Danmark, 4.00%, 10/01/2035 DKK	5,501,015	883,476
Totalkredit, FRN, 4.90%, 01/01/2015 DKK	6,436,144	1,185,256

Total Foreign Bonds-Corporate (Principal Amount Denominated in Currency Indicated) (cost $3,849,679)		4,038,196

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 0.6%
FIXED-RATE 0.5%
Banc of America Mtge. Securities, Inc., Ser. 2003-7, Class B-5, 4.75%, 09/25/2018	$122,421	104,294
Cendant Mtge. Corp., Ser. 2005, Class B-4, 5.45%, 02/18/2035	180,624	152,114
Chase Mtge. Fin. Corp., Ser. 2003-S12:
Class B-3, 4.89%, 12/25/2018	248,629	230,134
Class B-4, 4.89%, 12/26/2018	124,314	102,783
Class B-5, 4.89%, 12/25/2018	249,229	134,686
DSLA NIM Corp., Ser. 2006-1, Class N2, 7.87%, 04/20/2046 144A	260,000	260,130
Harborview Mtge. Loan Trust, Ser. 2006-12, Class N2, 8.35%, 12/19/2036 144A	1,600,000	1,598,000
Harborview NIM Corp., Ser. 2006-7A, Class N2, 8.35%, 09/19/2036 144A	1,000,000	999,820
MASTR Reperforming Loan Trust, Ser. 2006-2, Class B4, 5.90%, 05/25/2036	261,868	194,937
Merrill Lynch Mtge. Investors, Inc., Ser. 2003-A2, Class 2B2, 5.16%, 03/25/2033	647,355	591,553
PHH Mtge. Capital, LLC Mtge. Pass Through Certs.:
Ser. 2005-4, Class B4, 5.61%, 07/18/2035	267,649	224,852
Ser. 2005-5, Class B4, 5.55%, 08/18/2035	332,388	276,274
Residential Funding Securities Corp., Ser. 2003-RM2, Class B3-2, 6.00%, 05/25/2033	355,482	310,315
Wells Fargo Mtge. Backed Securities Trust, Ser. 2006-16, Class B4, 5.00%, 11/25/2036	1,492,003	1,233,916

		6,413,808

5

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Principal Amount	Value

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE 0.1%
Banc of America Mtge. Securities, Inc., Ser. 2002-E, Class B-4, 7.47%, 06/20/2031	$232,307	$226,973
Harborview Mtge. Loan Trust, Ser. 2004-7, Class B4, 5.34%, 11/19/2034	819,416	788,270

		1,015,243

Total Whole Loan Subordinate Collateralized Mortgage Obligations (cost $7,475,294)		7,429,051

YANKEE OBLIGATIONS – CORPORATE 0.2%
ENERGY 0.0%
Oil, Gas & Consumable Fuels 0.0%
OPTI Canada, Inc., 8.25%, 12/15/2014 144A	115,000	117,300

FINANCIALS 0.2%
Consumer Finance 0.1%
Avago Technologies Finance, Ltd., 10.125%, 12/01/2013	70,000	74,900
NXP Funding, LLC, 7.875%, 10/15/2014	150,000	148,500
Virgin Media Finance plc, 9.125%, 08/15/2016	100,000	105,000

		328,400

Diversified Financial Services 0.1%
Preferred Term Securities XII, Ltd., FRN, 10.00%, 12/24/2033	1,000,000	776,850
Preferred Term Securities XIII, Ltd., FRN, 10.00%, 03/24/2034	1,000,000	761,650

		1,538,500

INDUSTRIALS 0.0%
Road & Rail 0.0%
Kansas City Southern:
7.375%, 06/01/2014 144A	25,000	24,875
9.375%, 05/01/2012	40,000	43,000

		67,875

MATERIALS 0.0%
Chemicals 0.0%
NOVA Chemicals Corp., 6.50%, 01/15/2012	200,000	188,000

Metals & Mining 0.0%
Novelis, Inc., 7.25%, 02/15/2015	330,000	338,250

Paper & Forest Products 0.0%
Abitibi-Consolidated, Inc., 8.375%, 04/01/2015	45,000	39,600

TELECOMMUNICATION SERVICES 0.0%
Wireless Telecommunication Services 0.0%
Intelsat, Ltd., 9.25%, 06/15/2016	125,000	133,437

Total Yankee Obligations-Corporate (cost $2,833,034)		2,751,362

	Shares	Value

COMMON STOCKS 75.3%
CONSUMER DISCRETIONARY 4.5%
Internet & Catalog Retail 1.6%
Amazon.com, Inc. * ρ	294,646	20,156,733

Media 1.6%
News Corp., Class A	312,458	6,627,234
Omnicom Group, Inc.	256,616	13,580,119
Time Warner, Inc.	1	21

		20,207,374

Multi-line Retail 0.6%
J.C. Penney Co., Inc.	107,745	7,798,583

Specialty Retail 0.7%
Best Buy Co., Inc.	184,958	8,631,990

6

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 6.3%
Beverages 1.6%
Diageo plc	468,030	$9,737,752
Diageo plc, ADR	42,840	3,569,000
PepsiCo, Inc.	115,156	7,467,867

		20,774,619

Food & Staples Retailing 1.2%
CVS Caremark Corp.	398,605	14,529,152

Food Products 0.4%
Kraft Foods, Inc., Class A	144,912	5,108,148

Household Products 1.9%
Procter & Gamble Co.	391,241	23,940,037

Tobacco 1.2%
Altria Group, Inc.	209,404	14,687,597

ENERGY 6.3%
Energy Equipment & Services 1.3%
Schlumberger, Ltd. ρ	187,754	15,947,825

Oil, Gas & Consumable Fuels 5.0%
Apache Corp.	91,000	7,424,690
BP plc, ADR	150,151	10,831,893
ConocoPhillips	137,078	10,760,623
Exxon Mobil Corp.	360,000	30,196,800
Peabody Energy Corp.	95,000	4,596,100

		63,810,106

FINANCIALS 15.9%
Capital Markets 4.0%
Goldman Sachs Group, Inc.	22,000	4,768,500
Lazard, Ltd.	59,000	2,656,770
Legg Mason, Inc. ρ	155,965	15,343,837
Merrill Lynch & Co., Inc.	81,847	6,840,772
Morgan Stanley	92,116	7,726,690
State Street Corp. ρ	103,831	7,102,040
T. Rowe Price Group, Inc.	112,020	5,812,718

		50,251,327

Commercial Banks 2.0%
U.S. Bancorp	324,407	10,689,211
Wells Fargo & Co.	424,356	14,924,600

		25,613,811

Consumer Finance 1.2%
American Express Co.	157,909	9,660,873
Capital One Financial Corp.	74,530	5,846,133

		15,507,006

Diversified Financial Services 4.5%
Bank of America Corp.	502,631	24,573,630
Citigroup, Inc.	450,000	23,080,500
JPMorgan Chase & Co.	185,000	8,963,250

		56,617,380

Insurance 2.3%
American International Group, Inc.	151,457	10,606,534
Hartford Financial Services Group, Inc.	94,902	9,348,796
Prudential Financial, Inc.	89,501	8,702,182

		28,657,512

7

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate Investment Trusts 1.9%
Host Hotels & Resorts, Inc. ρ	265,000	$6,126,800
Mack-Cali Realty Corp.	132,000	5,740,680
Plum Creek Timber Co., Inc.	230,000	9,581,800
Simon Property Group, Inc.	35,000	3,256,400

		24,705,680

HEALTH CARE 10.9%
Health Care Equipment & Supplies 3.3%
Baxter International, Inc.	230,556	12,989,525
Inverness Medical Innovations, Inc. * ρ	100,000	5,102,000
Medtronic, Inc.	180,973	9,385,260
St. Jude Medical, Inc. *	171,630	7,120,928
Zimmer Holdings, Inc. *	80,484	6,832,287

		41,430,000

Health Care Providers & Services 0.7%
WellPoint, Inc. *	112,148	8,952,775

Life Sciences Tools & Services 1.0%
Millipore Corp. *	42,000	3,153,780
PerkinElmer, Inc.	170,000	4,430,200
Thermo Fisher Scientific, Inc. *	90,000	4,654,800

		12,238,780

Pharmaceuticals 5.9%
Abbott Laboratories	192,703	10,319,245
Bristol-Myers Squibb Co.	573,762	18,107,929
Johnson & Johnson	185,261	11,415,783
Novartis AG, ADR	95,198	5,337,752
Pfizer, Inc.	721,441	18,447,246
Wyeth	207,323	11,887,901

		75,515,856

INDUSTRIALS 13.0%
Aerospace & Defense 2.5%
Boeing Co.	48,000	4,615,680
DRS Technologies, Inc.	100,000	5,727,000
Lockheed Martin Corp.	111,558	10,500,954
Raytheon Co.	89,000	4,796,210
United Technologies Corp.	78,159	5,543,818

		31,183,662

Air Freight & Logistics 0.8%
Expeditors International of Washington, Inc.	37,659	1,555,317
United Parcel Service, Inc., Class B	113,727	8,302,071

		9,857,388

Building Products 0.3%
Lennox International, Inc.	120,000	4,107,600

Electrical Equipment 3.1%
Cooper Industries, Inc.	152,000	8,677,680
Emerson Electric Co.	150,000	7,020,000
General Cable Corp. * ρ	160,000	12,120,000
Rockwell Automation, Inc.	105,000	7,291,200
Roper Industries, Inc.	84,000	4,796,400

		39,905,280

8

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Industrial Conglomerates 2.2%
General Electric Co.	731,114	$27,987,044

Machinery 3.1%
Danaher Corp.	100,000	7,550,000
Donaldson Co., Inc.	86,000	3,057,300
Dover Corp.	130,000	6,649,500
ITT Corp.	48,000	3,277,440
Pall Corp.	294,929	13,563,785
Parker Hannifin Corp.	51,000	4,993,410

		39,091,435

Road & Rail 0.5%
Norfolk Southern Corp.	117,000	6,150,690

Trading Companies & Distributors 0.5%
Wesco International, Inc. *	95,000	5,742,750

INFORMATION TECHNOLOGY 12.5%
Communications Equipment 4.3%
Cisco Systems, Inc. *	837,454	23,323,094
QUALCOMM, Inc.	718,118	31,159,140

		54,482,234

Computers & Peripherals 0.4%
Dell, Inc. *	170,000	4,853,500

Electronic Equipment & Instruments 0.8%
Agilent Technologies, Inc.	125,000	4,805,000
Amphenol Corp., Class A	135,000	4,812,750

		9,617,750

Internet Software & Services 1.5%
Google, Inc., Class A * p	36,763	19,241,019

IT Services 1.1%
Accenture, Ltd., Class A	100,000	4,289,000
Automatic Data Processing, Inc.	185,384	8,985,563

		13,274,563

Semiconductors & Semiconductor Equipment 2.8%
Altera Corp. p	454,371	10,055,230
Intel Corp.	601,759	14,297,794
Texas Instruments, Inc.	306,091	11,518,204

		35,871,228

Software 1.6%
Microsoft Corp.	370,000	10,903,900
Oracle Corp. *	500,000	9,855,000

		20,758,900

MATERIALS 1.8%
Chemicals 0.8%
Air Products & Chemicals, Inc.	122,864	9,874,580

Construction Materials 0.6%
Texas Industries, Inc. p	105,000	8,233,050

Paper & Forest Products 0.4%
Weyerhaeuser Co.	60,865	4,804,074

9

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 2.0%
Diversified Telecommunication Services 1.3%
AT&T, Inc.	245,731	$10,197,836
Verizon Communications, Inc.	160,372	6,602,515

		16,800,351

Wireless Telecommunication Services 0.7%
Sprint Nextel Corp. p	432,325	8,953,451

UTILITIES 2.1%
Electric Utilities 1.9%
DPL, Inc. p	187,497	5,313,665
Duke Energy Corp.	251,000	4,593,300
Exelon Corp. p	90,489	6,569,501
NRG Energy, Inc. *	105,000	4,364,850
Progress Energy, Inc.	61,000	2,780,990

		23,622,306

Gas Utilities 0.2%
Questar Corp. p	60,000	3,171,000

Total Common Stocks (cost $706,195,647)		952,666,146

	Principal Amount	Value

CONVERTIBLE DEBENTURES 2.0%
FINANCIALS 1.9%
Real Estate Investment Trusts 1.9%
Alexandria Real Estate Equities, Inc., 3.70%, 01/15/2027 144A	$6,250,000	6,242,187
Macerich Co., 3.25%, 03/15/2012 144A	18,950,000	17,860,375

		24,102,562

HEALTH CARE 0.1%
Health Care Equipment & Supplies 0.1%
Inverness Medical Innovations, Inc., 3.00%, 05/15/2016 144A	950,000	1,121,000

Total Convertible Debentures (cost $25,383,704)		25,223,562

	Shares	Value

MUTUAL FUND SHARES 0.3%
Putnam Master Intermediate Income Trust	209,500	1,382,700
Putnam Premier Income Trust	293,700	1,938,420

Total Mutual Fund Shares (cost $3,045,554)		3,321,120

	Principal Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 10.2%
COMMERCIAL PAPER 1.6%
MICA Funding, LLC, 5.58%, 07/02/2007	$9,995,417	9,998,472
Morgan Stanley, 5.44%, 10/29/2007	5,000,000	5,000,000
World Omni Vehicle Leasing Corp., 5.41%, 07/09/2007	4,985,961	4,994,089

		19,992,561

CORPORATE BONDS 2.0%
Capital Markets 1.1%
Bear Stearns Cos., 5.52%, 01/10/2008	2,000,976	2,000,440
Citigroup Global Markets, Inc., 5.45%, 07/02/2007	10,000,000	10,000,000
Morgan Stanley, FRN, 5.56%, 01/11/2008	2,002,140	2,001,557

		14,001,997

10

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Principal Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED continued
CORPORATE BONDS continued
Consumer Finance 0.3%
Carrera Capital Finance, LLC, FRN, 5.30%, 05/27/2008	$2,999,700	$2,999,656

Diversified Financial Services 0.6%
Bank of America Corp., FRN, 5.43%, 02/28/2008	2,000,000	2,000,356
Natixis Corp., FRN, 5.43%, 02/11/2008	999,919	999,878
Premier Asset Collateralized Entity, LLC, FRN, 5.30%, 05/15/2008	4,999,500	4,999,351

		7,999,585

	Shares	Value

MUTUAL FUND SHARES 0.1%
AIM Short-Term Investment Co. Liquid Assets Portfolio, Class I, 5.26% q	1,613,187	1,613,187

	Principal Amount	Value

REPURCHASE AGREEMENTS ^ 6.5%
Bank of America Securities, LLC, 5.42%, dated 06/29/2007, maturing 07/02/2007, maturity value $24,010,840	$24,000,000	24,000,000
Barclays Capital, Inc., 5.43%, dated 06/29/2007, maturing 07/02/2007, maturity value $4,001,810	4,000,000	4,000,000
BNP Paribas Securities, 5.43%, dated 06/29/2007, maturing 07/02/2007, maturity value $17,007,692	17,000,000	17,000,000
Cantor Fitzgerald & Co., 5.42%, dated 06/29/2007, maturing 07/02/2007, maturity value $5,002,258	5,000,000	5,000,000
Countrywide Securities Corp., 5.41%, dated 06/29/2007, maturing 07/02/2007, maturity value $4,001,803	4,000,000	4,000,000
Credit Suisse First Boston, LLC, 5.42%, dated 06/29/2007, maturing 07/02/2007, maturity value $11,004,968	11,000,000	11,000,000
Deutsche Bank Securities, Inc., 5.43%, dated 06/29/2007, maturing 07/02/2007, maturity value $1,000,452	1,000,000	1,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 5.42%, dated 06/29/2007, maturing 07/02/2007, maturity value $7,003,162	7,000,000	7,000,000
Greenwich Capital Markets, Inc., 5.43%, dated 06/29/2007, maturing 07/02/2007, maturity value $2,000,905	2,000,000	2,000,000
Lehman Brothers, Inc., 5.42%, dated 06/29/2007, maturing 07/02/2007, maturity value $1,000,452	1,000,000	1,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., 5.42%, dated 06/29/2007, maturing 07/02/2007, maturity value $2,000,903	2,000,000	2,000,000
Nomura Securities International, Inc., 5.43%, dated 06/29/2007, maturing 07/02/2007, maturity value $4,001,810	4,000,000	4,000,000

		82,000,000

Total Investments of Cash Collateral from Securities Loaned (cost $128,606,986)		128,606,986

	Shares	Value

SHORT-TERM INVESTMENTS 9.9%
MUTUAL FUND SHARES 9.9%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 5.01% q ø (cost $125,903,225)	125,903,225	125,903,225

Total Investments (cost $1,156,946,144) 110.8%		1,402,289,090
Other Assets and Liabilities (10.8%)		(136,522,932)

Net Assets 100.0%		$1,265,766,158

11

EVERGREEN BALANCED FUND SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

1	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
ρ	All or a portion of this security is on loan.
*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
^

Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 449 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt
CLO	Collateralized Loan Obligation
DKK	Danish Krone
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
MASTR	Mortgage Asset Securitization Transactions, Inc.
NIM	Net Interest Margin

At June 30, 2007, the Fund had the following open total return swap agreements:

Expiration	Notional Amount	Swap Description	Counterparty	Unrealized Gain
09/01/2007	$3,000,000	Agreement dated 2/28/2007 to receive 25 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+ yr Index which are multiplied by the notional amount	Goldman Sachs Group, Inc.	$1,497
10/01/2007	5,000,000	Agreement dated 3/22/2007 to receive 32.5 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+ yr Index which are multiplied by the notional amount	Goldman Sachs Group, Inc.	2,786

On June 30, 2007, the aggregate cost of securities for federal income tax purposes was $1,164,138,351. The gross unrealized appreciation and depreciation on securities based on tax cost was $250,989,034 and $12,838,295, respectively, with a net unrealized appreciation of $238,150,739.

12

EVERGREEN GROWTH FUND SCHEDULE OF INVESTMENTS

June 30, 2007 (unaudited)

	Shares	Value

COMMON STOCKS 98.0%
CONSUMER DISCRETIONARY 14.3%
Hotels, Restaurants & Leisure 5.0%
California Pizza Kitchen, Inc. * ρ	265,350	$5,699,718
Chipotle Mexican Grill, Inc., Class A * ρ	86,300	7,359,664
Gaylord Entertainment Co. *	154,436	8,283,947
Great Wolf Resorts, Inc. *	454,600	6,478,050
Life Time Fitness, Inc. * ρ	85,722	4,562,982
McCormick & Schmick’s Seafood Restaurants, Inc. *	258,913	6,716,203
Pinnacle Entertainment, Inc. *	90,800	2,556,020
Texas Roadhouse, Inc., Class A * ρ	545,000	6,970,550

		48,627,134

Leisure Equipment & Products 0.7%
Callaway Golf Co. ρ	364,700	6,495,307

Media 2.5%
Arbitron, Inc.	154,600	7,966,538
Entravision Communications Corp. *	748,700	7,808,941
National CineMedia, Inc. *	310,900	8,708,309

		24,483,788

Specialty Retail 4.5%
Citi Trends, Inc. * ρ	140,400	5,329,584
Coldwater Creek, Inc. * ρ	217,900	5,061,817
Conn’s, Inc. * ρ	283,125	8,086,050
DSW, Inc., Class A * ρ	166,700	5,804,494
Hibbett Sports, Inc. *	268,505	7,351,667
Monro Muffler Brake, Inc.	116,944	4,379,553
Zumiez, Inc. * ρ	190,500	7,197,090

		43,210,255

Textiles, Apparel & Luxury Goods 1.6%
Iconix Brand Group, Inc. * ρ	318,200	7,070,404
Volcom, Inc. *	162,500	8,146,125

		15,216,529

CONSUMER STAPLES 1.5%
Food & Staples Retailing 0.7%
Longs Drug Stores Corp.	136,600	7,174,232

Food Products 0.8%
Hain Celestial Group, Inc. *	266,900	7,243,666

ENERGY 4.2%
Energy Equipment & Services 3.2%
Core Laboratories NV *	65,700	6,681,033
Oceaneering International, Inc. *	183,900	9,680,496
Superior Energy Services, Inc. *	132,950	5,307,364
Tetra Technologies, Inc. * ρ	340,400	9,599,280

		31,268,173

Oil, Gas & Consumable Fuels 1.0%
World Fuel Services Corp.	221,400	9,312,084

FINANCIALS 4.3%
Capital Markets 0.8%
GFI Group, Inc. * ρ	108,700	7,878,576

Commercial Banks 1.9%
Boston Private Financial Holdings, Inc. ρ	307,300	8,257,151
Signature Bank *	229,900	7,839,590
Virginia Commerce Bancorp * ρ	115,090	1,946,172

		18,042,913

1

EVERGREEN GROWTH FUND SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Consumer Finance 1.6%
Dollar Financial Corp. *	288,000	$8,208,000
First Cash Financial Services, Inc. *	327,400	7,674,256

		15,882,256

HEALTH CARE 20.3%
Biotechnology 3.2%
BioMarin Pharmaceutical, Inc. * ρ	424,000	7,606,560
Medarex, Inc. * ρ	282,000	4,029,780
Myriad Genetics, Inc. * ρ	136,200	5,065,278
Onyx Pharmaceuticals, Inc. * ρ	249,800	6,719,620
United Therapeutics Corp. * ρ	111,900	7,134,744

		30,555,982

Health Care Equipment & Supplies 4.4%
Hologic, Inc. * ρ	215,300	11,908,243
Immucor, Inc. *	333,393	9,325,002
Meridian Bioscience, Inc.	361,950	7,839,837
NuVasive, Inc. *	303,500	8,197,535
West Pharmaceutical Services, Inc.	110,400	5,205,360

		42,475,977

Health Care Providers & Services 5.8%
AMN Healthcare Services, Inc. *	264,000	5,808,000
HealthExtras, Inc. *	248,100	7,338,798
Healthways, Inc. * ρ	130,000	6,158,100
Pediatrix Medical Group, Inc. *	138,500	7,638,275
Psychiatric Solutions, Inc. *	318,698	11,555,989
Sun Healthcare Group, Inc. *	385,400	5,584,446
Sunrise Senior Living, Inc. * ρ	125,000	4,998,750
VCA Antech, Inc. *	181,727	6,849,291

		55,931,649

Health Care Technology 2.8%
Allscripts Heathcare Solutions, Inc. * ρ	299,726	7,637,018
Eclipsys Corp. * ρ	346,200	6,854,760
Systems Xcellence, Inc. *	215,800	6,208,566
TriZetto Group, Inc. * ρ	345,000	6,679,200

		27,379,544

Life Sciences Tools & Services 2.5%
Icon plc *	156,200	6,832,188
Illumina, Inc. * ρ	245,200	9,952,668
PAREXEL International Corp. *	174,800	7,352,088

		24,136,944

Pharmaceuticals 1.6%
Adams Respiratory Therapeutics, Inc. * ρ	152,400	6,003,036
Cardiome Pharma Corp. *	503,947	4,641,352
Pozen, Inc. * ρ	297,000	5,366,790

		16,011,178

INDUSTRIALS 17.0%
Aerospace & Defense 4.6%
AAR Corp. * ρ	288,000	9,506,880
ARGON ST, Inc. * ρ	400,474	9,295,002
BE Aerospace, Inc. * ρ	375,300	15,499,890
Hexcel Corp. * ρ	506,400	10,669,848

		44,971,620

2

EVERGREEN GROWTH FUND SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Air Freight & Logistics 1.6%
Forward Air Corp. ρ	174,205	$5,938,648
UTi Worldwide, Inc.	347,600	9,312,204

		15,250,852

Airlines 1.0%
AirTran Holdings, Inc. * ρ	841,200	9,185,904

Commercial Services & Supplies 3.2%
Advisory Board Co. * ρ	127,600	7,089,456
Heidrick & Struggles International, Inc. *	174,800	8,956,752
Interface, Inc., Class A	407,300	7,681,678
Steiner Leisure, Ltd. *	149,474	7,342,163

		31,070,049

Construction & Engineering 1.5%
Quanta Services, Inc. * ρ	470,100	14,417,967

Electrical Equipment 0.6%
Polypore International, Inc. *	320,800	5,636,456
Powell Industries, Inc. *	5,473	173,822

		5,810,278

Machinery 3.1%
Albany International Corp., Class A ρ	182,000	7,360,080
IDEX Corp.	281,550	10,850,937
Manitowoc Co.	143,200	11,510,416

		29,721,433

Trading Companies & Distributors 1.4%
Interline Brands, Inc. *	166,009	4,329,515
Williams Scotsman International, Inc. * ρ	392,500	9,345,425

		13,674,940

INFORMATION TECHNOLOGY 29.3%
Communications Equipment 3.6%
Comtech Telecommunications Corp. *	55,600	2,580,952
F5 Networks, Inc. *	146,950	11,844,170
Finisar Corp.	357,204	1,363,391
Foundry Networks, Inc. * ρ	616,700	10,274,222
Sonus Networks, Inc. *	1,041,200	8,871,024

		34,933,759

Computers & Peripherals 0.8%
Data Domain, Inc. * #	25,500	586,500
Stratasys, Inc. * ρ	139,178	6,538,582

		7,125,082

Electronic Equipment & Instruments 1.2%
Benchmark Electronics, Inc. *	255,962	5,789,860
Mellanox Technologies, Ltd. * ρ	294,200	6,095,824

		11,885,684

Internet Software & Services 7.7%
Bankrate, Inc. * ρ	157,800	7,561,776
Equinix, Inc. * ρ	137,954	12,618,652
Interwoven, Inc. *	70,800	994,032
Knot, Inc. * ρ	296,600	5,988,354
LivePerson, Inc. *	821,828	4,396,780
NIC, Inc. *	1,156,115	7,907,827
Omniture, Inc. * ρ	56,500	1,294,980
SAVVIS, Inc. * ρ	247,800	12,268,578

3

EVERGREEN GROWTH FUND SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Internet Software & Services continued
Switch & Data Facilities Co., Inc. *	463,700	$8,898,403
ValueClick, Inc. *	233,000	6,864,180
Vocus, Inc. *	226,500	5,687,415

		74,480,977

Semiconductors & Semiconductor Equipment 8.1%
ANADIGICS, Inc. * ρ	321,600	4,434,864
ATMI, Inc. *	455,050	13,651,500
FormFactor, Inc. *	216,800	8,303,440
NetLogic Microsystems, Inc. * ρ	354,600	11,290,464
PDF Solutions, Inc. *	653,003	7,725,026
Power Integrations, Inc. *	491,300	12,872,060
Rudolph Technologies, Inc. *	336,271	5,585,461
SiRF Technology Holdings, Inc. * ρ	179,100	3,714,534
Tessera Technologies, Inc. *	180,000	7,299,000
Trident Microsystems, Inc. *	212,100	3,892,035

		78,768,384

Software 7.9%
Blackboard, Inc. * ρ	211,275	8,898,903
Bottomline Technologies, Inc. *	690,600	8,528,910
Concur Technologies, Inc. * ρ	516,578	11,803,807
Micros Systems, Inc. *	159,802	8,693,229
Opsware, Inc. * ρ	628,500	5,977,035
Quality Systems, Inc. ρ	180,174	6,841,207
Smith Micro Software, Inc. * ρ	365,900	5,510,454
Transaction Systems Architects, Inc. *	358,300	12,060,378
Ultimate Software Group, Inc. * ρ	287,605	8,320,413

		76,634,336

MATERIALS 1.1%
Chemicals 1.1%
Cytec Industries, Inc.	173,900	11,089,603

TELECOMMUNICATION SERVICES 6.0%
Diversified Telecommunication Services 4.1%
Cogent Communications Group, Inc. *	385,300	11,508,911
NeuStar, Inc., Class A *	119,700	3,421,292
Paetec Holding Corp. *	991,276	11,191,506
Time Warner Telecom, Inc. *	674,209	13,551,601

		39,673,310

Wireless Telecommunication Services 1.9%
Leap Wireless International, Inc. *	94,300	7,968,350
SBA Communcations Corp. * ρ	310,900	10,443,131

		18,411,481

Total Common Stocks (cost $753,292,541)		948,431,846

	Principal Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 32.7%
COMMERCIAL PAPER 4.6%
Chesham Finance, LLC, 5.26%, 08/08/2007	$4,999,000	4,999,790
Deer Valley Funding, LLC, 5.32%, 07/11/2007	4,983,744	4,992,611
Ebury Finance, LLC, FRN, 5.27%, 08/08/2007	4,999,000	4,999,790
Erste Finance, LLC, FRN, 5.28%, 07/11/2007	10,000,000	10,000,000

4

EVERGREEN GROWTH FUND SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)

	Principal Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED continued
COMMERCIAL PAPER continued
German Residential Funding plc, FRN, 5.30%, 08/22/2007	$10,000,000	$10,000,000
Whistlejacket Capital, Ltd., 5.45%, 07/03/2007	9,992,431	9,996,972

		44,989,163

CORPORATE BONDS 13.3%
Capital Markets 2.1%
Bear Stearns Cos., FRN, 5.52%, 01/10/2008	10,004,880	10,002,202
Morgan Stanley, FRN, 5.56%, 01/11/2008	10,010,890	10,007,782

		20,009,984

Commercial Banks 1.5%
American Express Bank, FRN, 5.40%, 11/21/2007	5,004,395	5,001,756
BNP Paribas SA, FRN, 5.35%, 02/22/2008	10,003,000	10,001,882

		15,003,638

Consumer Finance 4.1%
Carrera Capital Finance, LLC, FRN, 5.30%, 05/27/2008	4,999,500	4,999,426
Cortland Capital, Ltd., FRN, 5.43%, 04/10/2008	9,999,077	9,997,642
Cullinan Finance Corp., FRN, 5.32%, 01/11/2008	9,998,055	9,998,842
Harrier Finance Funding, LLC, FRN, 5.47%, 01/28/2008	5,000,960	5,002,096
Toyota Motor Credit Corp., FRN, 5.30%, 05/08/2008	10,000,000	9,999,302

		39,997,308

Diversified Financial Services 5.6%
Bank of America Corp., FRN, 5.43%, 06/13/2008	10,000,000	9,998,682
CC USA, Inc., FRN, 5.42%, 08/03/2007	8,999,487	9,000,425
Premier Asset Collateralized Entity, LLC, FRN, 5.30%, 05/15/2008	9,999,000	9,998,702
Sigma Finance, Inc., FRN, 5.34%, 06/16/2008	5,000,175	4,998,611
Stanfield Victoria, LLC, FRN, 5.47%, 07/25/2007	10,000,830	10,000,462
White Pine Finance, LLC, FRN, 5.28%, 03/17/2008	9,996,524	9,998,352

		53,995,234

	Shares	Value

MUTUAL FUND SHARES 0.2%
AIM Short-Term Investments Co. Liquid Assets Portfolio, Class I, 5.26% q	1,979,962	1,979,962

	Principal Amount	Value

REPURCHASE AGREEMENTS ^ 14.6%
ABN AMRO, Inc., 5.43%, dated 06/29/2007, maturing 07/02/2007, maturity value $2,000,905	$2,000,000	2,000,000
Banc of America Securities, LLC, 5.42%, dated 06/29/2007, maturing 07/02/2007, maturity value $10,004,517	10,000,000	10,000,000
Barclays Capital, Inc., 5.43%, dated 06/29/2007, maturing 07/02/2007, maturity value $7,003,167	7,000,000	7,000,000
BNP Paribas SA, 5.43%, dated 06/29/2007, maturing 07/02/2007, maturity value $17,007,692	17,000,000	17,000,000
Cantor Fitzgerald & Co., 5.42%, dated 06/29/2007, maturing 07/02/2007, maturity value $15,006,775	15,000,000	15,000,000
Countrywide Securities Corp., 5.41%, dated 06/29/2007, maturing 07/02/2007, maturity value $3,001,352	3,000,000	3,000,000
Credit Suisse First Boston Corp., 5.42%, dated 06/29/2007, maturing 07/02/2007, maturity value $15,006,775	15,000,000	15,000,000
Deutsche Bank Securities, Inc., 5.43%, dated 06/29/2007, maturing 07/02/2007, maturity value $1,000,452	1,000,000	1,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 5.42%, dated 06/29/2007, maturing 07/02/2007, maturity value $8,003,613	8,000,000	8,000,000

5

EVERGREEN GROWTH FUND SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)

	Principal Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED continued
REPURCHASE AGREEMENTS ^ continued
Greenwich Capital Markets, Inc., 5.43%, dated 06/29/2007, maturing 07/02/2007, maturity value $17,007,692	$17,000,000	$17,000,000
Lehman Brothers, Inc., 5.42%, dated 06/29/2007, maturing 07/02/2007, maturity value $16,007,227	16,000,000	16,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., 5.42%, dated 06/29/2007, maturing 07/02/2007, maturity value $12,005,420	12,000,000	12,000,000
Nomura Securities International, Inc., 5.43%, dated 06/29/2007, maturing 07/02/2007, maturity value $18,008,145	18,000,000	18,000,000

		141,000,000

Total Investments of Cash Collateral from Securities Loaned (cost $316,975,289)		316,975,289

	Shares	Value

SHORT-TERM INVESTMENTS 4.5%
MUTUAL FUND SHARES 4.5%
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø ## (cost $44,016,587)	44,016,587	44,016,587

Total Investments (cost $1,114,284,417) 135.2%		1,309,423,722
Other Assets and Liabilities (35.2%)		(341,161,808)

Net Assets 100.0%		$968,261,914

*	Non-income producing security
ρ	All or a portion of this security is on loan.
#	When-issued or delayed delivery security
q	Rate shown is the 7-day annualized yield at period end.
^

Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 470 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
Summary of Abbreviations
FRN	Floating Rate Note

On June 30, 2007, the aggregate cost of securities for federal income tax purposes was $1,115,804,286. The gross unrealized appreciation and depreciation on securities based on tax cost was $207,689,118 and $14,069,682, respectively, with a net unrealized appreciation of $193,619,436.

6

EVERGREEN LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS

June 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS 98.4%
CONSUMER DISCRETIONARY 9.7%
Hotels, Restaurants & Leisure 1.2%
Brinker International, Inc.	438,197	$12,826,026
Darden Restaurants, Inc.	391,708	17,231,235

		30,057,261

Household Durables 0.9%
Stanley Works ρ	163,232	9,908,182
Whirlpool Corp.	97,062	10,793,295

		20,701,477

Media 4.4%
Citadel Broadcasting Corp. *	1	5
DIRECTV Group, Inc. *	572,022	13,219,428
Gannett Co., Inc.	218,941	12,030,808
Meredith Corp.	233,361	14,375,038
Omnicom Group, Inc.	350,254	18,535,442
Time Warner, Inc.	1,138,780	23,959,931
Walt Disney Co.	700,447	23,913,261

		106,033,913

Multi-line Retail 2.2%
J.C. Penney Co., Inc.	215,381	15,589,277
Kohl’s Corp. *	143,558	10,196,925
Nordstrom, Inc.	203,733	10,414,831
Target Corp.	249,807	15,887,725

		52,088,758

Specialty Retail 0.5%
AutoZone, Inc. *	86,629	11,835,254

Textiles, Apparel & Luxury Goods 0.5%
Nike, Inc., Class B	212,049	12,360,336

CONSUMER STAPLES 9.4%
Beverages 2.1%
Coca-Cola Enterprises, Inc. ρ	980,135	23,523,240
Molson Coors Brewing Co., Class B ρ	200,132	18,504,205
PepsiCo, Inc. ρ	156,836	10,170,815

		52,198,260

Food & Staples Retailing 2.8%
Kroger Co.	765,688	21,538,803
Safeway, Inc. ρ	457,133	15,556,236
Wal-Mart Stores, Inc.	622,914	29,968,393

		67,063,432

Household Products 2.1%
Energizer Holdings, Inc. *	226,507	22,560,097
Procter & Gamble Co.	468,195	28,648,852

		51,208,949

Tobacco 2.4%
Altria Group, Inc. ρ	545,122	38,234,857
Reynolds American, Inc. ρ	291,920	19,033,184

		57,268,041

ENERGY 11.0%
Energy Equipment & Services 1.1%
ENSCO International, Inc. ρ	219,974	13,420,613
Transocean, Inc. *	134,901	14,296,808

		27,717,421

1

EVERGREEN LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels 9.9%
Chevron Corp.	606,106	$51,058,369
ConocoPhillips	452,238	35,500,683
Exxon Mobil Corp. ρ	942,492	79,056,229
Marathon Oil Corp. ρ	496,060	29,743,758
Sunoco, Inc.	167,899	13,378,192
Valero Energy Corp. ρ	403,725	29,819,129

		238,556,360

FINANCIALS 20.2%
Capital Markets 4.6%
Bear Stearns Cos.	99,525	13,933,500
Goldman Sachs Group, Inc.	159,283	34,524,590
Lehman Brothers Holdings, Inc.	290,129	21,620,413
Merrill Lynch & Co., Inc. ρ	256,266	21,418,712
Morgan Stanley	228,437	19,161,296

		110,658,511

Commercial Banks 2.2%
PNC Financial Services Group, Inc.	155,142	11,105,064
Wells Fargo & Co.	1,177,375	41,408,279

		52,513,343

Diversified Financial Services 6.3%
Bank of America Corp.	966,429	47,248,714
CIT Group, Inc.	315,629	17,305,938
Citigroup, Inc.	1,018,510	52,239,378
JPMorgan Chase & Co.	728,880	35,314,236

		152,108,266

Insurance 4.5%
ACE, Ltd.	287,752	17,990,255
Allstate Corp.	341,353	20,996,623
American International Group, Inc.	323,210	22,634,396
MetLife, Inc.	201,089	12,966,219
PartnerRe, Ltd.	165,513	12,827,258
Travelers Companies, Inc.	426,680	22,827,380

		110,242,131

Real Estate Investment Trusts 0.9%
ProLogis	172,420	9,810,698
Simon Property Group, Inc. ρ	128,436	11,949,685

		21,760,383

Thrifts & Mortgage Finance 1.7%
Countrywide Financial Corp. ρ	378,530	13,759,565
Freddie Mac	185,485	11,258,940
MGIC Investment Corp. ρ	135,473	7,702,995
PMI Group, Inc.	175,367	7,833,644

		40,555,144

HEALTH CARE 11.4%
Biotechnology 1.5%
Amgen, Inc. * ρ	350,969	19,405,076
Biogen Idec, Inc. *	301,725	16,142,287

		35,547,363

Health Care Equipment & Supplies 1.1%
Baxter International, Inc.	258,098	14,541,241
Becton, Dickinson & Co.	161,372	12,022,214

		26,563,455

2

EVERGREEN LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services 3.5%
Aetna, Inc.	365,306	$18,046,116
AmerisourceBergen Corp.	183,691	9,087,194
CIGNA Corp.	418,589	21,858,718
McKesson Corp.	395,268	23,573,784
UnitedHealth Group, Inc.	259,885	13,302,915

		85,868,727

Pharmaceuticals 5.3%
Johnson & Johnson	731,088	45,049,642
King Pharmaceuticals, Inc. ρ	794,195	16,249,230
Merck & Co., Inc.	284,064	14,146,387
Mylan Laboratories, Inc. ρ	531,131	9,661,273
Pfizer, Inc.	1,661,394	42,481,845

		127,588,377

INDUSTRIALS 11.1%
Aerospace & Defense 2.0%
Lockheed Martin Corp.	261,793	24,642,575
Northrop Grumman Corp.	309,334	24,087,839

		48,730,414

Commercial Services & Supplies 0.6%
Manpower, Inc.	145,372	13,409,113

Industrial Conglomerates 1.9%
General Electric Co.	1,217,739	46,615,049

Machinery 5.4%
Caterpillar, Inc. ρ	364,708	28,556,636
Cummins, Inc.	222,851	22,554,750
Eaton Corp.	174,351	16,214,643
Ingersoll-Rand Co., Ltd., Class A	326,037	17,873,348
Paccar, Inc. ρ	270,721	23,563,556
Parker Hannifin Corp.	217,435	21,289,061

		130,051,994

Road & Rail 1.2%
Burlington Northern Santa Fe Corp.	179,514	15,283,822
Ryder System, Inc.	249,567	13,426,705

		28,710,527

INFORMATION TECHNOLOGY 15.3%
Communications Equipment 1.3%
Cisco Systems, Inc. *	889,285	24,766,587
QUALCOMM, Inc.	153,284	6,650,993

		31,417,580

Computers & Peripherals 4.8%
Apple, Inc. *	157,732	19,249,613
Dell, Inc. *	657,178	18,762,432
Hewlett-Packard Co.	657,413	29,333,768
International Business Machines Corp. ρ	390,055	41,053,289
Lexmark International, Inc., Class A *	162,684	8,021,948

		116,421,050

Internet Software & Services 0.3%
Google, Inc., Class A *	14,904	7,800,456

IT Services 2.1%
Accenture, Ltd., Class A	282,181	12,102,743
Affiliated Computer Services, Inc., Class A *	155,574	8,824,157
Computer Sciences Corp. *	200,215	11,842,717

3

EVERGREEN LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services continued
Electronic Data Systems Corp.	233,669	$6,479,642
Fiserv, Inc. *	216,621	12,304,073

		51,553,332

Office Electronics 0.5%
Xerox Corp. *	615,065	11,366,401

Semiconductors & Semiconductor Equipment 2.6%
Applied Materials, Inc.	490,585	9,747,924
Intel Corp.	719,444	17,093,989
MEMC Electronic Materials, Inc. *	154,712	9,455,997
Novellus Systems, Inc. *	174,722	4,956,863
NVIDIA Corp. *	228,619	9,444,251
Texas Instruments, Inc.	289,412	10,890,574

		61,589,598

Software 3.7%
Cadence Design Systems, Inc. *	453,356	9,955,698
Microsoft Corp.	1,917,790	56,517,271
Oracle Corp. *	1,134,860	22,368,091

		88,841,060

MATERIALS 2.8%
Chemicals 1.4%
Lubrizol Corp.	256,448	16,553,718
Lyondell Chemical Co. ρ	425,037	15,777,374

		32,331,092

Metals & Mining 1.4%
Freeport-McMoRan Copper & Gold, Inc., Class B	165,343	13,693,707
United States Steel Corp.	189,471	20,604,971

		34,298,678

TELECOMMUNICATION SERVICES 4.0%
Diversified Telecommunication Services 3.2%
AT&T, Inc. ρ	987,139	40,966,268
CenturyTel, Inc.	204,238	10,017,874
Qwest Communications International, Inc. *	307,416	2,968,071
Verizon Communications, Inc.	592,519	24,394,007

		78,346,220

Wireless Telecommunication Services 0.8%
Sprint Nextel Corp.	889,924	18,430,326

UTILITIES 3.5%
Electric Utilities 1.7%
Edison International	367,273	20,611,361
FirstEnergy Corp.	304,469	19,708,278

		40,319,639

Multi-Utilities 1.8%
CenterPoint Energy, Inc. ρ	990,426	17,233,412
DTE Energy Co. ρ	237,859	11,469,561
PG&E Corp. ρ	360,992	16,352,938

		45,055,911

Total Common Stocks (cost $1,698,534,022)		2,375,783,602

4

EVERGREEN LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Principal Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 11.7%
COMMERCIAL PAPER 1.7%
Chesham Finance, LLC, 5.26%, 08/08/2008	$4,999,000	$4,999,790
Corporate Asset Security Corp., 5.32%, 07/11/2007	2,987,587	2,995,567
Deer Valley Funding, Ltd., 5.32%, 07/11/2007	4,983,744	4,992,611
Ebury Finance, Ltd., 5.27%, 08/08/2007	4,999,000	4,999,790
Erste Finance, LLC, 5.28%, 07/11/2007	10,000,000	10,000,000
German Residential Funding plc, 5.30%, 08/22/2007	10,000,000	10,000,000
Morgan Stanley, 5.31%, 10/29/2007	4,000,000	4,000,000

		41,987,758

CORPORATE BONDS 2.5%
Capital Markets 0.9%
Bear Stearns Cos., 5.51%, 01/10/2008	3,001,464	3,000,661
Citigroup Global Markets, Inc., 5.45%, 07/02/2007	10,000,000	10,000,000
Morgan Stanley, FRN, 5.56%, 01/11/2008	5,005,445	5,003,891

		18,004,552

Consumer Finance 0.5%
American Express Co., 5.40%, 11/21/2007	3,002,637	3,001,053
Carrera Capital Finance, LLC, FRN, 5.30%, 05/27/2008	4,999,500	4,999,426
Toyota Motor Credit Corp., 5.30%, 01/14/2008	2,999,873	3,000,526

		11,001,005

Diversified Financial Services 1.1%
Bank of America Corp., FRN, 5.43%, 02/08/2007	6,000,000	6,001,069
CC USA, Inc., FRN, 5.42%, 08/03/2007	8,999,487	9,000,425
Cullinan Finance Corp., FRN, 5.32%, 01/11/2008	4,999,028	4,999,421
Premier Asset Collateralized Entity, LLC, 5.30%, 05/15/2008	4,999,500	4,999,351
Sigma Finance, Inc., FRN, 5.34%, 06/16/2008	5,000,175	4,998,611

		29,998,877

	Shares	Value

MUTUAL FUND SHARES 0.1%
AIM Short-Term Investment Co. Liquid Assets Portfolio, Class I, 5.26% q	3,135,093	3,135,093

	Principal Amount	Value

REPURCHASE AGREEMENTS ^ 7.4%
ABN Amro, Inc., 5.43%, dated 06/29/2007, maturing 07/02/2007, maturity value $14,006,335	$14,000,000	14,000,000
Bank of America Securities, LLC, 5.42%, dated 06/29/2007, maturing 07/02/2007, maturity value $1,000,452	1,000,000	1,000,000
Barclays Capital, Inc., 5.42%, dated 06/29/2007, maturing 07/02/2007, maturity value $12,005,420	12,000,000	12,000,000
BNP Paribas Securities, Inc., 5.43%, dated 06/29/2007, maturing 07/02/2007, maturity value $23,010,407	23,000,000	23,000,000
Cantor Fitzgerald & Co., 5.42%, dated 06/29/2007, maturing 07/02/2007, maturity value $10,004,517	10,000,000	10,000,000
Countrywide Securities Corp., 5.41%, dated 06/29/2007, maturing 07/02/2007, maturity value $25,011,271	25,000,000	25,000,000
Credit Suisse First Boston, LLC, 5.42%, dated 06/29/2007, maturing 07/02/2007, maturity value $20,009,033	20,000,000	20,000,000
Deutsche Bank Securities, Inc., 5.43%, dated 06/29/2007, maturing 07/02/2007, maturity value $16,007,240	16,000,000	16,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 5.42%, dated 06/29/2007, maturing 07/02/2007, maturity value $1,000,452	1,000,000	1,000,000
Greenwich Capital Markets, Inc., 5.43%, dated 06/29/2007, maturing 07/02/2007, maturity value $10,004,525	10,000,000	10,000,000

5

EVERGREEN LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Principal Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED continued
REPURCHASE AGREEMENTS ^ continued
Lehman Brothers, Inc., 5.42%, dated 06/29/2007, maturing 07/02/2007, maturity value $14,006,323	$14,000,000	$14,000,000
Merrill Lynch & Co., Inc., 5.42%, dated 06/29/2007, maturing 07/02/2007, maturity value $11,004,968	11,000,000	11,000,000
Nomura Securities International, Inc., 5.43%, dated 06/29/2007, maturing 07/02/2007, maturity value $21,009,503	21,000,000	21,000,000

		178,000,000

Total Investments of Cash Collateral from Securities Loaned (cost $282,127,285)		282,127,285

SHORT-TERM INVESTMENTS 1.0%
U.S. TREASURY OBLIGATIONS 0.0%
U.S. Treasury Bills:
4.65%, 08/23/2007 ƒ †	200,000	198,636
4.65%, 08/30/2007 ƒ †	1,000,000	992,396

		1,191,032

	Shares	Value

MUTUAL FUND SHARES 1.0%
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø	24,127,045	24,127,045

Total Short-Term Investments (cost $25,318,077)		25,318,077

Total Investment (cost $2,005,979,384) 111.1%		2,683,228,964
Other Assets and Liabilities (11.1%)		(268,502,403)

Net Assets 100.0%		$2,414,726,561

ρ	All or a portion of this security is on loan.
*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
^

Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 470 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.

ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
†	Rate shown represents the yield to maturity at date of purchase.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

FRN	Floating Rate Note

At June 30, 2007 the Fund had open long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at June 30, 2007	Unrealized Loss

September 2007	53 S&P 500 Index	$20,094,922	$20,079,050	$15,872

On June 30, 2007, the aggregate cost of securities for federal income tax purposes was $2,007,815,283. The gross unrealized appreciation and depreciation on securities based on tax cost was $686,373,461 and $10,959,780, respectively, with a net unrealized appreciation of $675,413,681.

6

EVERGREEN LARGE COMPANY GROWTH FUND SCHEDULE OF INVESTMENTS

June 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS 99.4%
CONSUMER DISCRETIONARY 17.6%
Diversified Consumer Services 4.4%
Apollo Group, Inc., Class A *	297,600	$17,388,768

Hotels, Restaurants & Leisure 0.8%
Carnival Corp.	66,619	3,249,009

Internet & Catalog Retail 6.5%
Amazon.com, Inc. * ρ	372,291	25,468,427

Media 3.2%
Omnicom Group, Inc.	240,632	12,734,245

Multi-line Retail 0.6%
Target Corp.	35,300	2,245,080

Specialty Retail 2.1%
Best Buy Co., Inc.	99,631	4,649,779
Home Depot, Inc.	87,800	3,454,930

		8,104,709

CONSUMER STAPLES 9.9%
Beverages 4.3%
Coca-Cola Co.	237,466	12,421,847
Diageo plc, ADR	52,540	4,377,107

		16,798,954

Food & Staples Retailing 3.1%
Wal-Mart Stores, Inc.	255,001	12,268,098

Household Products 2.5%
Procter & Gamble Co.	158,773	9,715,320

ENERGY 2.0%
Oil, Gas & Consumable Fuels 2.0%
Chevron Corp.	48,900	4,119,336
ConocoPhillips	48,830	3,833,155

		7,952,491

FINANCIALS 8.1%
Capital Markets 1.4%
Legg Mason, Inc.	56,800	5,587,984

Diversified Financial Services 3.7%
Citigroup, Inc.	282,897	14,509,787

Insurance 3.0%
Marsh & McLennan Cos.	379,587	11,721,647

HEALTH CARE 21.7%
Biotechnology 7.1%
Amgen, Inc. *	269,620	14,907,290
Biogen Idec, Inc. *	242,555	12,976,692

		27,883,982

Health Care Equipment & Supplies 7.3%
Medtronic, Inc.	219,217	11,368,594
St. Jude Medical, Inc. *	228,380	9,475,486
Zimmer Holdings, Inc. *	91,219	7,743,581

		28,587,661

Health Care Providers & Services 0.9%
WellPoint, Inc. *	44,800	3,576,384

Pharmaceuticals 6.4%
Bristol-Myers Squibb Co.	418,692	13,213,919
Novartis AG, ADR	140,400	7,872,228
Pfizer, Inc.	152,200	3,891,754

		24,977,901

1

EVERGREEN LARGE COMPANY GROWTH FUND SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 6.7%
Aerospace & Defense 0.4%
United Technologies Corp.	22,245	$1,577,838

Air Freight & Logistics 1.0%
United Parcel Service, Inc., Class B	54,900	4,007,700

Industrial Conglomerates 5.3%
General Electric Co.	150,387	5,756,814
Tyco International, Ltd.	445,117	15,040,503

		20,797,317

INFORMATION TECHNOLOGY 32.7%
Communications Equipment 6.1%
Cisco Systems, Inc. *	418,800	11,663,580
QUALCOMM, Inc.	286,358	12,425,074

		24,088,654

Computers & Peripherals 3.6%
Dell, Inc. *	428,136	12,223,283
Lexmark International, Inc., Class A *	38,522	1,899,520

		14,122,803

Internet Software & Services 6.8%
eBay, Inc. *	426,943	13,739,026
Google, Inc., Class A *	24,380	12,760,004

		26,499,030

IT Services 1.0%
Automatic Data Processing, Inc.	76,793	3,722,157

Semiconductors & Semiconductor Equipment 7.9%
Altera Corp. * ρ	594,614	13,158,808
Intel Corp.	575,170	13,666,039
Texas Instruments, Inc.	109,091	4,105,094

		30,929,941

Software 7.3%
Microsoft Corp.	467,499	13,777,195
Oracle Corp. *	764,228	15,062,934

		28,840,129

TELECOMMUNICATION SERVICES 0.7%
Wireless Telecommunication Services 0.7%
Sprint Nextel Corp.	125,100	2,590,821

Total Common Stocks (cost $318,905,643)		389,946,837

	Principal Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 8.8%
COMMERCIAL PAPER 2.6%
East Fleet Finance LLC, 5.41%, 12/03/2007	$9,998,461	9,999,139

	Shares	Value

MUTUAL FUND SHARES 0.1%
AIM Short-Term Investments Co. Liquid Assets Portfolio, Class I, 5.26% q	548,545	548,545

2

EVERGREEN LARGE COMPANY GROWTH FUND SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Principal Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED continued
REPURCHASE AGREEMENTS ^ 6.1%
BNP Paribas SA, 5.43%, dated 06/29/2007, maturing 07/02/2007, maturity value $2,000,905	$2,000,000	$2,000,000
Cantor Fitzgerald & Co., 5.42%, dated 06/29/2007, maturing 07/02/2007, maturity value $3,001,355	3,000,000	3,000,000
Credit Suisse First Boston Corp., 5.42%, dated 06/29/2007, maturing 07/02/2007, maturity value $5,002,258	5,000,000	5,000,000
Deutsche Bank Securities, Inc., 5.43%, dated 06/29/2007, maturing 07/02/2007, maturity value $4,001,810	4,000,000	4,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 5.42%, dated 06/29/2007, maturing 07/02/2007, maturity value $3,001,355	3,000,000	3,000,000
Lehman Brothers, Inc., 5.42%, dated 06/29/2007, maturing 07/02/2007, maturity value $3,001,355	3,000,000	3,000,000
Nomura Securities International, Inc., 5.43%, dated 06/29/2007, maturing 07/02/2007, maturity value $4,001,810	4,000,000	4,000,000

		24,000,000

Total Investments of Cash Collateral from Securities Loaned (cost $34,547,684)		34,547,684

	Shares	Value

SHORT-TERM INVESTMENTS 0.3%
MUTUAL FUND SHARES 0.3%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 5.01% q ø (cost $1,201,543)	1,201,543	1,201,543

Total Investments (cost $354,654,870) 108.5%		425,696,064
Other Assets and Liabilities (8.5%)		(33,210,376)

Net Assets 100.0%		$392,485,688

*	Non-income producing security
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
^

Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 99 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

On June 30, 2007, the aggregate cost of securities for federal income tax purposes was $354,664,662. The gross unrealized appreciation and depreciation on securities based on tax cost was $74,296,836 and $3,265,434, respectively, with a net unrealized appreciation of $71,031,402.

3

EVERGREEN MID CAP GROWTH FUND SCHEDULE OF INVESTMENTS

June 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS 96.7%
CONSUMER DISCRETIONARY 21.0%
Diversified Consumer Services 2.3%
Strayer Education, Inc. ρ	110,900	$14,606,639

Hotels, Restaurants & Leisure 1.9%
International Game Technology	314,700	12,493,590

Household Durables 3.4%
Garmin, Ltd. ρ	114,300	8,454,771
Newell Rubbermaid, Inc.	472,200	13,896,846

		22,351,617

Internet & Catalog Retail 2.4%
priceline.com, Inc. * ρ	231,300	15,899,562

Media 1.9%
Lamar Advertising Co., Class A ρ	195,500	12,269,580

Multi-line Retail 1.4%
Nordstrom, Inc.	174,900	8,940,888

Specialty Retail 4.0%
GameStop Corp., Class A *	327,600	12,809,160
J. Crew Group, Inc. *	248,300	13,430,547

		26,239,707

Textiles, Apparel & Luxury Goods 3.7%
Coach, Inc. *	254,722	12,071,275
Hanesbrands, Inc. *	436,300	11,793,189

		23,864,464

ENERGY 6.9%
Energy Equipment & Services 5.2%
Diamond Offshore Drilling, Inc.	155,400	15,782,424
National Oilwell Varco, Inc. *	169,700	17,689,528

		33,471,952

Oil, Gas & Consumable Fuels 1.7%
Southwestern Energy Co. *	252,300	11,227,350

FINANCIALS 6.3%
Capital Markets 2.7%
Affiliated Managers Group, Inc. * ρ	135,749	17,479,041

Diversified Financial Services 2.0%
Nasdaq Stock Market, Inc. * ρ	428,700	12,736,677

Real Estate Management & Development 1.6%
Forest City Enterprises, Inc., Class A ρ	171,989	10,573,884

HEALTH CARE 12.1%
Biotechnology 3.3%
Celgene Corp. * ρ	171,500	9,832,095
Cephalon, Inc. * ρ	140,900	11,326,951

		21,159,046

Health Care Equipment & Supplies 5.8%
Hologic, Inc. * ρ	219,200	12,123,952
Hospira, Inc. *	313,600	12,242,944
Smith & Nephew plc, ADR ρ	212,300	13,168,969

		37,535,865

Health Care Technology 0.9%
Allscripts Heathcare Solutions, Inc. * ρ	234,300	5,969,964

Life Sciences Tools & Services 2.1%
Pharmaceutical Product Development, Inc. ρ	358,600	13,723,622

1

EVERGREEN MID CAP GROWTH FUND SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 19.9%
Commercial Services & Supplies 1.6%
Monster Worldwide, Inc. *	253,900	$10,435,290

Electrical Equipment 4.1%
General Cable Corp. * ρ	172,324	13,053,543
Roper Industries, Inc. ρ	240,700	13,743,970

		26,797,513

Industrial Conglomerates 2.3%
McDermott International, Inc. *	175,200	14,562,624

Machinery 7.6%
AGCO Corp. *	319,400	13,865,154
ITT Corp.	243,600	16,633,008
Manitowoc Co.	109,000	8,761,420
Terex Corp. *	122,500	9,959,250

		49,218,832

Road & Rail 2.1%
Landstar System, Inc.	281,700	13,592,025

Trading Companies & Distributors 2.2%
MSC Industrial Direct Co., Class A	260,200	14,311,000

INFORMATION TECHNOLOGY 22.1%
Communications Equipment 7.9%
F5 Networks, Inc. *	148,307	11,953,544
NICE-Systems, Ltd., ADR *	360,300	12,516,822
Research In Motion, Ltd. *	78,300	15,659,217
Sonus Networks, Inc. *	1,291,822	11,006,324

		51,135,907

Computers & Peripherals 3.9%
Data Domain, Inc. *	36,700	844,100
Electronics for Imaging, Inc. *	449,000	12,670,780
Network Appliance, Inc. *	405,300	11,834,760

		25,349,640

Internet Software & Services 2.3%
Akamai Technologies, Inc. * ρ	150,100	7,300,864
SINA Corp. * ρ	188,900	7,907,354

		15,208,218

IT Services 1.6%
Cognizant Technology Solutions Corp., Class A *	137,100	10,294,839

Semiconductors & Semiconductor Equipment 5.0%
Intersil Corp., Class A	489,000	15,383,940
MEMC Electronic Materials, Inc. *	190,900	11,667,808
SiRF Technology Holdings, Inc. * ρ	276,600	5,736,684

		32,788,432

Software 1.4%
Jack Henry & Associates, Inc.	350,900	9,035,675

MATERIALS 3.4%
Chemicals 1.9%
Mosaic Co. * ρ	312,600	12,197,652

Metals & Mining 1.5%
Titanium Metals Corp. * ρ	313,300	9,994,270

2

EVERGREEN MID CAP GROWTH FUND SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 5.0%
Wireless Telecommunication Services 5.0%
Leap Wireless International, Inc. *	180,714	$15,270,333
NII Holdings, Inc. * ρ	212,732	17,175,982

		32,446,315

Total Common Stocks (cost $477,878,997)		627,911,680

	Principal Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 30.1%
COMMERCIAL PAPER 4.0%
Chesham Finance, LLC, 5.26%, 08/08/2007	$4,999,000	4,999,790
Corporate Asset Security Corp., 5.32%, 07/11/2007	2,987,587	2,995,567
Deer Valley Funding, 5.32%, 07/11/2007	2,990,247	2,995,567
Ebury Finance, LLC, FRN, 5.27%, 08/08/2007	4,999,000	4,999,790
German Residential Funding plc, FRN, 5.30%, 08/22/2007	10,000,000	10,000,000

		25,990,714

CORPORATE BONDS 6.3%
Capital Markets 1.5%
Goldman Sachs Group, Inc., FRN, 5.54%, 12/28/2007	5,004,970	5,002,351
Morgan Stanley, FRN, 5.56%, 01/11/2008	5,005,350	5,003,891

		10,006,242

Consumer Finance 0.8%
Carrera Capital Finance, LLC, FRN, 5.30%, 05/27/2008	2,999,700	2,999,656
Toyota Motor Credit Corp., FRN, 5.30%, 05/08/2008	2,000,000	1,999,860

		4,999,516

Diversified Financial Services 4.0%
Bank of America Corp., FRN, 5.43%, 02/08/2008	6,000,000	6,001,069
Cullinan Finance Corp., FRN, 5.32%, 01/11/2008	4,999,028	4,999,421
Premier Asset Collateralized Entity, LLC, FRN, 5.30%, 05/15/2008	4,999,500	4,999,351
Sigma Finance, Inc., FRN, 5.34%, 06/16/2008	5,000,175	4,998,611
Stanfield Victoria, LLC, FRN, 5.47%, 07/25/2007	5,000,415	5,000,231

		25,998,683

	Shares	Value

MUTUAL FUND SHARES 0.3%
AIM Short-Term Investments Co. Liquid Assets Portfolio, Class I, 5.26% q	1,663,236	1,663,236

	Principal Amount	Value

REPURCHASE AGREEMENTS ^ 19.5%
Banc of America Securities, LLC, 5.42%, dated 06/29/2007, maturing 07/02/2007, maturity value $15,006,775	$15,000,000	15,000,000
Barclays Capital, Inc., 5.43%, dated 06/29/2007, maturing 07/02/2007, maturity value $3,001,358	3,000,000	3,000,000
BNP Paribas SA, 5.43%, dated 06/29/2007, maturing 07/02/2007, maturity value $18,008,145	18,000,000	18,000,000
Cantor Fitzgerald & Co., 5.42%, dated 06/29/2007, maturing 07/02/2007, maturity value $13,005,872	13,000,000	13,000,000
Countrywide Securities Corp., 5.41%, dated 06/29/2007, maturing 07/02/2007, maturity value $4,001,803	4,000,000	4,000,000
Credit Suisse First Boston, LLC, 5.42%, dated 06/29/2007, maturing 07/02/2007, maturity value $20,009,033	20,000,000	20,000,000

3

EVERGREEN MID CAP GROWTH FUND SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Principal Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED continued
REPURCHASE AGREEMENTS ^ continued
Deutsche Bank Securities, Inc., 5.43%, dated 06/29/2007, maturing 07/02/2007, maturity value $1,000,452	$1,000,000	$1,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 5.42%, dated 06/29/2007, maturing 07/02/2007, maturity value $13,005,872	13,000,000	13,000,000
Greenwich Capital Markets, Inc., 5.43%, dated 06/29/2007, maturing 07/02/2007, maturity value $10,004,525	10,000,000	10,000,000
Lehman Brothers, Inc., 5.42%, dated 06/29/2007, maturing 07/02/2007, maturity value $4,001,807	4,000,000	4,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., 5.42%, dated 06/29/2007, maturing 07/02/2007, maturity value $10,004,517	10,000,000	10,000,000
Nomura Securities International, Inc., 5.43%, dated 06/29/2007, maturing 07/02/2007, maturity value $16,007,240	16,000,000	16,000,000

		127,000,000

Total Investments of Cash Collateral from Securities Loaned (cost $195,658,391)		195,658,391

	Shares	Value

SHORT-TERM INVESTMENTS 2.9%
MUTUAL FUND SHARES 2.9%
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø (cost $18,893,951)	18,893,951	18,893,951

Total Investments (cost $692,431,339) 129.7%		842,464,022
Other Assets and Liabilities (29.7%)		(192,984,550)

Net Assets 100.0%		$649,479,472

ρ	All or a portion of this security is on loan.
*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
^

Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 449 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
FRN	Floating Rate Note

On June 30, 2007, the aggregate cost of securities for federal income tax purposes was $693,315,094. The gross unrealized appreciation and depreciation on securities based on tax cost was $156,598,390 and $7,449,462, respectively, with a net unrealized appreciation of $149,148,928.

4

EVERGREEN OMEGA FUND SCHEDULE OF INVESTMENTS

June 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS 99.6%
CONSUMER DISCRETIONARY 20.0%
Diversified Consumer Services 5.8%
Apollo Group, Inc., Class A * ρ	867,733	$50,701,639

Hotels, Restaurants & Leisure 1.1%
Carnival Corp.	192,181	9,372,668

Internet & Catalog Retail 7.5%
Amazon.com, Inc. * ρ	950,092	64,995,794

Media 2.7%
Omnicom Group, Inc.	437,680	23,162,026

Multi-line Retail 0.9%
Target Corp.	120,302	7,651,207

Specialty Retail 2.0%
Best Buy Co., Inc.	227,352	10,610,518
Home Depot, Inc.	165,150	6,498,652

		17,109,170

CONSUMER STAPLES 8.1%
Beverages 2.7%
Coca-Cola Co.	452,443	23,667,293

Food & Staples Retailing 3.3%
Wal-Mart Stores, Inc.	500,043	24,057,069
Whole Foods Market, Inc. ρ	106,700	4,086,610

		28,143,679

Household Products 2.1%
Procter & Gamble Co.	290,391	17,769,025

ENERGY 2.0%
Oil, Gas & Consumable Fuels 2.0%
Chevron Corp.	108,700	9,156,888
ConocoPhillips	108,840	8,543,940

		17,700,828

FINANCIALS 6.3%
Capital Markets 1.4%
Legg Mason, Inc. ρ	127,300	12,523,774

Diversified Financial Services 2.4%
Citigroup, Inc.	403,804	20,711,107

Insurance 2.5%
Marsh & McLennan Cos. ρ	699,692	21,606,489

HEALTH CARE 21.7%
Biotechnology 7.2%
Amgen, Inc. *	603,145	33,347,887
Biogen Idec, Inc. *	539,025	28,837,837

		62,185,724

Health Care Equipment & Supplies 8.2%
Medtronic, Inc.	413,115	21,424,144
St. Jude Medical, Inc. * ρ	605,803	25,134,766
Zimmer Holdings, Inc. *	280,256	23,790,932

		70,349,842

Health Care Providers & Services 0.9%
WellPoint, Inc. *	101,400	8,094,762

Pharmaceuticals 5.4%
Bristol-Myers Squibb Co.	919,521	29,020,083
Novartis AG, ADR	156,200	8,758,134
Pfizer, Inc.	359,891	9,202,413

		46,980,630

1

EVERGREEN OMEGA FUND SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 6.2%
Air Freight & Logistics 2.2%
Expeditors International of Washington, Inc.	351,861	$14,531,859
United Parcel Service, Inc., Class B	60,900	4,445,700

		18,977,559

Industrial Conglomerates 4.0%
Tyco International, Ltd.	1,016,625	34,351,759

INFORMATION TECHNOLOGY 35.3%
Communications Equipment 6.3%
Cisco Systems, Inc. *	957,527	26,667,127
QUALCOMM, Inc.	640,641	27,797,413

		54,464,540

Computers & Peripherals 4.9%
Dell, Inc. *	977,112	27,896,547
Lexmark International, Inc., Class A * ρ	289,128	14,256,902

		42,153,449

Internet Software & Services 6.6%
eBay, Inc. *	905,126	29,126,955
Google, Inc., Class A *	53,235	27,862,134

		56,989,089

IT Services 1.6%
Affiliated Computer Services, Inc., Class A *	90,337	5,123,915
Automatic Data Processing, Inc.	172,892	8,380,075

		13,503,990

Semiconductors & Semiconductor Equipment 8.5%
Altera Corp. ρ	1,730,887	38,304,529
Intel Corp.	876,261	20,819,962
KLA-Tencor Corp. ρ	97,417	5,353,064
Texas Instruments, Inc.	249,686	9,395,684

		73,873,239

Software 7.4%
Microsoft Corp.	999,706	29,461,336
Oracle Corp. *	1,747,031	34,433,981

		63,895,317

Total Common Stocks (cost $704,138,873)		860,934,599

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 19.4%
COMMERCIAL PAPER 3.2%
Corporate Asset Security Corp.,5.32%, 07/11/2007	2,987,587	2,995,567
Deer Valley Funding, Ltd., 5.32%, 07/11/2007	2,990,247	2,995,567
Erste Finance, LLC, 5.28%, 07/11/2007	10,000,000	10,000,000
MICA Funding, LLC, 5.50%, 07/02/2007	9,995,417	9,998,472
Morgan Stanley, 5.31%, 10/29/2007	2,000,000	2,000,000

		27,989,606

CORPORATE BONDS 5.7%
Capital Markets 1.5%
Citigroup Global Markets, Inc., 5.45%, 07/02/2007	8,000,000	8,000,000
Morgan Stanley, FRN, 5.56%, 01/11/2008	5,005,350	5,003,891

		13,003,891

Consumer Finance 0.6%
Carrera Capital Finance, LLC, FRN, 5.30%, 05/27/2008	2,999,700	2,999,656
Toyota Motor Credit Corp., FRN, 5.30%, 05/08/2008	2,000,000	1,999,860

		4,999,516

2

EVERGREEN OMEGA FUND SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Shares	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED continued
CORPORATE BONDS continued
Diversified Financial Services 3.6%
Bank of America Corp., FRN, 5.43%, 02/08/2008	4,000,000	$4,000,713
CC USA, Inc., FRN, 5.42%, 08/03/2007	3,999,772	4,000,189
Cullinan Finance Corp., FRN, 5.32%, 01/11/2008	4,999,028	4,999,421
Premier Asset Collateralized Entity, LLC, FRN, 5.30%, 05/15/2008	2,999,700	2,999,610
Sedna Finance, Inc., FRN, 5.33%, 10/26/2007	4,998,750	5,000,101
Sigma Finance, Inc., FRN, 5.34%, 06/16/2008	5,000,175	4,998,611
Stanfield Victoria, LLC, FRN, 5.47%, 07/25/2007	5,000,415	5,000,231

		30,998,876

MUTUAL FUND SHARES 0.1%
AIM Short-Term Investment Co. Liquid Assets Portfolio, Class I, 5.26% q	653,582	653,582

REPURCHASE AGREEMENTS ^ 10.4%
Bank of America Corp., 5.42%, dated 06/29/2007, maturing 07/02/2007, maturity value $13,005,872	13,000,000	13,000,000
Barclays Capital, Inc., 5.43%, dated 06/29/2007, maturing 07/02/2007, maturity value $1,000,452	1,000,000	1,000,000
BNP Paribas Securities, Inc., 5.43%, dated 06/29/2007, maturing 07/02/2007, maturity value $13,005,882	13,000,000	13,000,000
Cantor Fitzgerald & Co., 5.42%, dated 06/29/2007, maturing 07/02/2007, maturity value $13,005,872	13,000,000	13,000,000
Countrywide Securities Corp., 5.41%, dated 06/29/2007, maturing 07/02/2007, maturity value $10,004,508	10,000,000	10,000,000
Credit Suisse First Boston Corp., 5.42%, dated 06/29/2007, maturing 07/02/2007, maturity value $10,004,517	10,000,000	10,000,000
Deutsche Bank Securities, Inc., 5.43%, dated 06/29/2007, maturing 07/02/2007, maturity value $1,000,452	1,000,000	1,000,000
Dresdner Kleinwort Wasserstein Securities, LLC., 5.42%, dated 06/29/2007, maturing 07/02/2007, maturity value $8,003,613	8,000,000	8,000,000
Greenwich Capital Markets, Inc., 5.43%, dated 06/29/2007, maturing 07/02/2007, maturity value $5,002,262	5,000,000	5,000,000
Lehman Brothers, Inc., 5.42%, dated 06/29/2007, maturing 07/02/2007, maturity value $3,501,581	3,500,000	3,500,000
Merrill Lynch Pierce Fenner & Smith, Inc., 5.42%, dated 06/29/2007, maturing 07/02/2007, maturity value $8,003,613	8,000,000	8,000,000
Nomura Securities International, Inc., 5.43%, dated 06/29/2007, maturing 07/02/2007, maturity value $4,001,810	4,000,000	4,000,000

		89,500,000

Total Investments of Cash Collateral from Securities Loaned (cost $167,145,471)		167,145,471

SHORT-TERM INVESTMENTS 0.2%
MUTUAL FUND SHARES 0.2%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 5.01% ø q (cost $1,572,433)	1,572,433	1,572,433

Total Investments (cost $872,856,777) 119.2%		1,029,652,503
Other Assets and Liabilities (19.2%)		(165,558,072)

Net Assets 100.0%		$864,094,431

*	Non-income producing security
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
^

Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 449 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt
FRN	Floating Rate Note

On June 30, 2007, the aggregate cost of securities for federal income tax purposes was $873,478,953. The gross unrealized appreciation and depreciation on securities based on tax cost was $164,528,827 and $8,355,277, respectively, with a net unrealized appreciation of $156,173,550.

3

EVERGREEN SMALL-MID GROWTH FUND SCHEDULE OF INVESTMENTS

June 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS 97.1%
CONSUMER DISCRETIONARY 18.2%
Diversified Consumer Services 2.0%
Strayer Education, Inc. p	27,300	$3,595,683

Hotels, Restaurants & Leisure 2.5%
Penn National Gaming, Inc. * p	74,800	4,494,732

Internet & Catalog Retail 2.5%
priceline.com, Inc. * p	63,900	4,392,486

Media 1.7%
Lamar Advertising Co., Class A	49,800	3,125,448

Specialty Retail 5.8%
GameStop Corp., Class A *	90,400	3,534,640
J. Crew Group, Inc. *	68,200	3,688,938
Zumiez, Inc. * p	84,100	3,177,298

		10,400,876

Textiles, Apparel & Luxury Goods 3.7%
Hanesbrands, Inc. *	113,700	3,073,311
Polo Ralph Lauren Corp.	35,800	3,512,338

		6,585,649

CONSUMER STAPLES 1.6%
Food Products 1.6%
Hain Celestial Group, Inc. *	103,600	2,811,704

ENERGY 5.5%
Energy Equipment & Services 3.8%
Atwood Oceanics, Inc. * p	54,940	3,769,983
Cameron International Corp. *	43,580	3,114,662

		6,884,645

Oil, Gas & Consumable Fuels 1.7%
Southwestern Energy Co. *	67,728	3,013,896

FINANCIALS 4.2%
Capital Markets 2.3%
Affiliated Managers Group, Inc. * p	31,900	4,107,444

Diversified Financial Services 1.9%
Nasdaq Stock Market, Inc. * p	114,500	3,401,795

HEALTH CARE 13.7%
Biotechnology 1.5%
Cephalon, Inc. *	34,440	2,768,632

Health Care Equipment & Supplies 4.9%
ArthroCare Corp. *	43,600	1,914,476
Hologic, Inc. * p	58,300	3,224,573
Respironics, Inc. *	84,100	3,581,819

		8,720,868

Health Care Providers & Services 5.1%
Health Net, Inc. *	59,140	3,122,592
Pediatrix Medical Group, Inc. *	59,890	3,302,934
Psychiatric Solutions, Inc. *	74,794	2,712,030

		9,137,556

Life Sciences Tools & Services 2.2%
Qiagen NV * p	217,600	3,871,104

1

EVERGREEN SMALL-MID GROWTH FUND SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 19.6%
Commercial Services & Supplies 3.4%
Monster Worldwide, Inc. *	70,100	$2,881,110
Watson Wyatt Worldwide, Inc.	65,500	3,306,440

		6,187,550

Electrical Equipment 5.7%
General Cable Corp. *	47,450	3,594,338
GrafTech International, Ltd. *	178,123	2,999,591
Roper Industries, Inc.	63,140	3,605,294

		10,199,223

Industrial Conglomerates 2.2%
McDermott International, Inc. *	47,363	3,936,812

Machinery 4.1%
AGCO Corp. *	81,000	3,516,210
Terex Corp. *	47,500	3,861,750

		7,377,960

Road & Rail 2.0%
Landstar System, Inc.	73,300	3,536,725

Trading Companies & Distributors 2.2%
MSC Industrial Direct Co., Class A	70,900	3,899,500

INFORMATION TECHNOLOGY 26.8%
Communications Equipment 7.8%
Arris Group, Inc. *	242,300	4,262,057
F5 Networks, Inc. *	40,800	3,288,480
NICE-Systems, Ltd., ADR *	93,408	3,244,994
Sonus Networks, Inc. *	370,000	3,152,400

		13,947,931

Computers & Peripherals 3.1%
Electronics for Imaging, Inc. *	130,600	3,685,532
Stratasys, Inc. *	38,500	1,808,730

		5,494,262

Electronic Equipment & Instruments 2.1%
Flir Systems, Inc. * p	79,500	3,676,875

Internet Software & Services 4.2%
Akamai Technologies, Inc. * p	39,000	1,896,960
Omniture, Inc. * p	79,726	1,827,320
SINA Corp. *	89,100	3,729,726

		7,454,006

IT Services 0.9%
Syntel, Inc. p	54,500	1,656,255

Semiconductors & Semiconductor Equipment 6.0%
Intersil Corp., Class A	119,900	3,772,054
Power Integrations, Inc. *	179,400	4,700,280
SiRF Technology Holdings, Inc. * p	112,200	2,327,028

		10,799,362

Software 2.7%
ANSYS, Inc. *	124,700	3,304,550
Quality Systems, Inc. p	42,400	1,609,928

		4,914,478

2

EVERGREEN SMALL-MID GROWTH FUND SCHEDULE OF INVESTMENTS continued

June 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS 3.4%
Chemicals 1.8%
Mosaic Co. *	86,100	$3,359,622

Metals & Mining 1.6%
RTI International Metals, Inc. *	37,470	2,824,114

TELECOMMUNICATION SERVICES 4.1%
Diversified Telecommunication Services 1.8%
Time Warner Telecom, Inc. *	165,900	3,334,590

Wireless Telecommunication Services 2.3%
Leap Wireless International, Inc. *	48,280	4,079,660

Total Common Stocks (cost $160,159,731)		173,991,443

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 21.4%
MUTUAL FUND SHARES 0.2%
AIM Short-Term Investments Co. Liquid Assets Portfolio, Class I, 5.26% q	344,252	344,252

	Principal Amount	Value

REPURCHASE AGREEMENTS ^ 21.2%
Banc of America Securities, LLC , 5.42%, dated 06/29/2007, maturing 07/02/2007, maturity value $7,003,162	$7,000,000	7,000,000
Barclays Capital, Inc., 5.43%, dated 06/29/2007, maturing 07/02/2007, maturity value $1,000,452	1,000,000	1,000,000
BNP Paribas Securities, 5.43%, dated 06/29/2007, maturing 07/02/2007, maturity value $5,002,262	5,000,000	5,000,000
Credit Suisse First Boston, LLC, 5.42%, dated 06/29/2007, maturing 07/02/2007, maturity value $7,003,162	7,000,000	7,000,000
Deutsche Bank Securities, Inc., 5.43%, dated 06/29/2007, maturing 07/02/2007, maturity value $5,002,262	5,000,000	5,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 5.42%, dated 06/29/2007, maturing 07/02/2007, maturity value $10,004,517	10,000,000	10,000,000
Lehman Brothers, Inc., 5.42%, dated 06/29/2007, maturing 07/02/2007, maturity value $1,000,452	1,000,000	1,000,000
Merrill Lynch & Co., Inc., 5.42%, dated 06/29/2007, maturing 07/02/2007, maturity value $1,000,452	1,000,000	1,000,000
Nomura Securities International, Inc., 5.43%, dated 06/29/2007, maturing 7/02/2007, maturity value $1,000,452	1,000,000	1,000,000

		38,000,000

Total Investments of Cash Collateral from Securities Loaned (cost $38,344,252)		38,344,252

	Shares	Value

SHORT-TERM INVESTMENTS 3.1%
MUTUAL FUND SHARES 3.1%
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø (cost $5,514,698)	5,514,698	5,514,698

Total Investments (cost $204,018,681) 121.6%		217,850,393
Other Assets and Liabilities (21.6%)		(38,765,175)

Net Assets 100.0%		$179,085,218

ρ	All or a portion of this security is on loan.
*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
^	Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 403 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt

On June 30, 2007, the aggregate cost of securities for federal income tax purposes was $204,191,710. The gross unrealized appreciation and depreciation on securities based on tax cost was $15,861,735 and $2,203,052, respectively, with a net unrealized appreciation of $13,658,683.

3

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By:
Dennis H. Ferro, Principal Executive Officer

Date: August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro, Principal Executive Officer

Date: August 27, 2007

By:
Jeremy DePalma Principal Financial Officer

Date: August 27, 2007